February 23, 2006	Main +1.858.450.8400 Fax +1.858.450.8499

VIA EDGAR	23855.0001

U.S. Securities and Exchange Commission

450 5th Street, N.W.

Mailstop 3-9

Washington, DC 20549

Attn: Zafar Hasan

Re:	Neurobiological Technologies, Inc.

Amendment No. 2 to Registration Statement on Form S-3/A

File No. 333-123017

Dear Mr. Hasan:

Attached herewith is Amendment No. 2 to the Registration Statement on Form S-3 for Neurobiological Technologies, Inc. (the “Company”). This amendment and the enclosed response letter responds to the comments of the Staff dated May 23, 2005.

The Company has been delayed in its response to the Staff comment letter due to competing demands on its internal and external finance and accounting resources, including the Company’s documentation and testing of internal controls under Sarbanes-Oxley Section 404 for the fiscal year ended June 30, 2005 and the Company’s subsequent sale of its rights and assets related to XERECPT that was announced in September 2005 and closed in November 2005.

Sincerely,

/s/ Stephen C. Ferruolo

Stephen C. Ferruolo

Attachment

cc:	Jonathan R. Wolter, Neurobiological Technologies, Inc.

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